CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Hosting and related services	¥ 8,259,069	¥ 7,412,930	¥ 7,065,232
Hosting and related services - Cost of revenues	6,426,914	6,120,445	5,706,976
Related Party
Hosting and related services	7,954	938	14,742
Hosting and related services - Cost of revenues	¥ 34,153	¥ 50,709	¥ 37,186